Deposits, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Noninterest-bearing deposits	$ 322,383	$ 322,222
Interest-bearing Deposits [Abstract]
NOW accounts	272,941	170,422
Savings and Money Market	285,966	255,369
Time deposits of $250 or less	311,972	301,323
Time deposits of more than $250	81,916	77,800
Total time deposits	393,888	379,123
Total interest-bearing deposits	952,795	804,914
Total deposits	$ 1,275,178	$ 1,127,136